Schedule of Effective Income Tax rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. statutory federal rate	21.00%	21.00%
State taxes	4.30%	0.00%
Non-deductible / non-taxable items	(1.80%)	(5.60%)
Deferred true-up	(0.10%)	1.80%
Other	0.30%	0.00%
Valuation allowance	(23.70%)	(17.20%)
Total provision	0.00%	0.00%